Transfers of financial assets and variable interest entities (Details 3) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	633	761
Weighted-average life, in years	7 years 3 months 18 days	8 years 4 months 26 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.60%	0.80%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.50%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	11.60%	10.70%
Expected credit losses (rate per annum), in % (as a percent)	7.50%	9.00%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	476	654
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	156	107
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	2,993	2,219
Weighted-average life, in years	7 years 8 months 11 days	5 years 0 months 0 days
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	2.00%	0.10%
Cash flow discount rate (rate per annum), in % (as a percent)	0.00%	0.10%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.00%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	31.00%	34.90%
Cash flow discount rate (rate per annum), in % (as a percent)	45.90%	25.70%
Expected credit losses (rate per annum), in % (as a percent)	45.80%	25.10%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	2,879	2,090
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	114	129
Bank
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
Bank | CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	633	761
Weighted-average life, in years	7 years 3 months 18 days	8 years 4 months 26 days
Bank | CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.60%	0.80%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.50%
Bank | CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	11.60%	10.70%
Expected credit losses (rate per annum), in % (as a percent)	7.50%	9.00%
Bank | CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	476	654
Bank | CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	156	107
Bank | RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	2,993	2,219
Weighted-average life, in years	7 years 8 months 11 days	5 years 0 months 0 days
Bank | RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	2.00%	0.10%
Cash flow discount rate (rate per annum), in % (as a percent)	0.00%	0.10%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.00%
Bank | RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	31.00%	34.90%
Cash flow discount rate (rate per annum), in % (as a percent)	45.90%	25.70%
Expected credit losses (rate per annum), in % (as a percent)	45.80%	25.10%
Bank | RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	2,879	2,090
Bank | RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	114	129